Financial Instruments (Net investment hedges in foreign operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Net investment hedges in foreign operation
Hedge ineffectiveness gain (loss)	$ (77)	$ (74)
Foreign Exchange Contract [Member] | Net Investment Hedge [Member]
Net investment hedges in foreign operation
Gain (loss) recognized in AOCI	5,741	2,322
Gain (loss) reclassified from AOCI into earnings	88	(1,525)
Hedge ineffectiveness gain (loss)	$ (549)	$ (678)